Basis of preparation	12 Months Ended
Dec. 31, 2025
Basis Of Preparation
Basis of preparation

2.	Basis of preparation

The consolidated financial statements were prepared in accordance with IFRS Accounting Standards, as issued by the International Accounting Standards Board ("IASB"), and the interpretations of the IFRS Interpretations Committee ("IFRIC").

The preparation of the financial statements, in accordance with IFRS Accounting Standards, requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenues, costs and expenses. Current results could differ from the estimates. The use of judgments or estimates relevant to the financial statements are presented in each note below.

The main accounting policies and criteria adopted in the preparation of the consolidated financial statements as of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023 are consistent throughout the periods presented.

Corporate reorganization

On September 30, 2024, Nuova was merged with and into Agibank Corretora de Seguros Sociedade Simples Ltda., a subsidiary of the Company, which subsequently assumed control of Nuova and its subsidiaries—such merger, the Nuova Merger. As a result, these entities became indirect subsidiaries of the Company.

Since the entities within the Group were under common control both prior to and after the Nuova Merger, the corporate reorganization does not qualify as a business combination under IFRS 3 Business Combinations. Under IFRS Accounting Standards there is no specific guidance applicable to business combinations of entities under common control, as IFRS 3 excludes business combinations between such entities from its scope. Due to the lack of specific guidance the Group established an accounting policy as required by IAS 8 — Accounting Policies, Changes in Accounting Estimates and Errors.

As a result, the Group accounted for the corporate reorganization using the predecessor method of accounting by measuring the assets and liabilities of Nuova at their previous carrying amounts, as the entities within the Group are controlled by the same shareholders.

Accordingly, our combined and consolidated financial statements include (i) the consolidated operations of the Company and its subsidiaries as of December 31, 2024 and for the three-month period from October 1, 2024 to December 31, 2024 , and (ii) the combined operations of the Company and Nuova and their respective subsidiaries as of December 31, 2024.

(a)	Entities included in the combined and consolidated financial statements and consolidation/combination criteria.

These combined and consolidated financial statements include the following companies, headquartered in Brazil:

Subsidiaries	2025	2024	2023
Banco Agibank S.A.	100.00%	95.70%	100.00%
Agi Financeira S.A. – Sociedade De Crédito, Financiamento E Investimento	100.00%	100.00%	100.00%
Agibank Corretora de Seguros Sociedade Simples Ltda.	100.00%	99.00%	99.00%
Telecontato Call Center e Telemarketing Ltda.	100.00%	99.40%	99.40%
Hypeflame Tecnologia e Big Data Ltda.	100.00%	99.96%	99.96%
Soldi Promotora de Vendas Ltda.	100.00%	100.00%	100.00%
Promil Promotora de Vendas Ltda.	100.00%	100.00%	100.00%
Agiplan Serviços de Cobrança Ltda.	100.00%	98.01%	99.00%
Neo Núcleo de Excelência Operacional Ltda.	100.00%	99.00%	100.00%
Agi Marketplace Ltda.	100.00%	99.00%	100.00%
A House Agência de Publicidade Ltda.	100.00%	99.00%	100.00%
Agi Corretora de Seguros Digital Ltda.	100.00%	99.00%	100.00%
Fundo de Investimento em Direitos Creditórios Agibank I (“FIDC”)	15.45%	-	-
Agibank Asset Management Ltda.	100.00%	-	-

In the combination and consolidation process, all balances and transactions among the entities under common control, including intercompany transactions and balances of their respective subsidiaries, have been eliminated to present a single set of financial statements as if they were a single economic entity.

At the Extraordinary General Meeting held on December 27, 2024, the Bank approved a capital increase of R$400 million through the issuance of 35,165,009 common shares. This capital injection came from Lumina, which became a shareholder of the Bank alongside the Company, resulting in an increase in non-controlling interest in the Group’s consolidated financial statements.

On February 19, 2025, Lumina’s non-controlling interest in the Bank was exchanged for shares in the Company, resulting in a decrease in non-controlling interest in the Group’s consolidated financial statements.

On May 28, 2025, Class A Quotas of the Fundo de Investimento em Direitos Creditórios Agibank I Responsabilidade Limitada (Credit Rights Investment Fund) (“FIDC”) was incorporated and began to be consolidated, as the entity assumes or retains substantially all the risks and rewards associated with its operations, reflecting the control or significant influence exercised.

This conclusion involves significant judgment and is based on the determination that the Group controls the FIDC in accordance with IFRS 10, notwithstanding the absence of a majority of voting rights, as a result of the ownership of 100% of the subordinated equity interests, which absorb first losses and provide exposure to substantially all variable returns, together with substantive decision-making rights over the relevant activities. Based on the FIDC’s governance structure and voting quorum requirements, no other investor is able to unilaterally control or exercise significant influence over the relevant activities of the Fund. The transfer of credit rights does not result in full derecognition, as substantially all risks and rewards are retained; accordingly, the assets remain recognized with corresponding liabilities recorded in accordance with IFRS 9.

Within this structure, obligations relating to credit assignment (FIDC) are contractually divided into senior and subordinated quotas. Such obligations arise from the funding arrangements of the credit assignment transactions and reflect the consideration received for transferred credit rights that are not derecognized, with settlement linked to the cash flows generated by the underlying credit portfolios. Subordinated quotas, which absorb first losses and provide exposure to residual returns, are 100% held by the Group and are therefore eliminated in the consolidation process. Accordingly, only senior quotas held by third-party investors remain recognized as liabilities in the consolidated financial statements. Obligations related to senior equity interests and credit assignment arrangements are classified as liabilities, rather than non-controlling interests, because they are redeemable at the option of the holder and convey a contractual obligation to deliver cash, however, such liabilities are presented within “Obligations related to credit assignment” in the note 14.

On August 1, 2025, Banco Agibank established the company Agibank Asset Management Ltda., whose main business activity is the management of securities portfolios, investment funds, and portfolios of securities and financial assets, incorporated either in Brazil or abroad.

On October 1, 2025, Banco Agibank acquired the non-controlling interests in the company’s Agibank Corretora de Seguros Ltda., Telecontato Call Center e Telemarketing Ltda., and Hypeflame Tecnologia e BigData Ltda. Additionally, its wholly-owned subsidiary, Agibank Corretora de Seguros Ltda., acquired equity interests in the companies Agiplan Serviços de Cobrança Ltda., and Neo Núcleo de Excelência Operacional Ltda.

(b)	Functional and presentation currency

The financial statements are presented in thousands of Brazilian reais (R$ - BRL), rounded to the nearest thousand, which is the Group’s functional currency.

(c)	Segment Reporting

For management purposes, the Bank’s Management has determined that it has only one operating segment related to the banking business. The Bank provides a standardized set of financial products and services exclusively to individuals, mainly focused on credit, including digital accounts, cards, payroll and personal loans, and insurance offered through partners.

All products present similar economic characteristics, are directed to the same type of customer, use integrated distribution channels, and operate under the same regulatory environment. Consequently, the Bank does not manage its activities by business lines, customer categories, products, regions or any other segmentation for purposes of resource allocation or performance assessment.

Accordingly, operating results are monitored and presented to the Chief Operating Decision Maker on a consolidated basis.

No single customer contributed 10% or more to the Agibank Group’s combined or consolidated revenue for the years ended December 31, 2025, 2024 and 2023.

Most of the Group’s assets are located in Brazil and all of the Group’s revenue is derived from customers located in Brazil.

2.1 Changes in accounting policies and disclosures

2.1.1 New and amended standards

The following amendment to IAS 21 became effective for annual periods beginning on 1 January 2025:

Lack of exchangeability – Amendments to IAS 21

For annual reporting periods beginning on or after 1 January 2025, Lack of Exchangeability – Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates specifies how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking. The amendments also require disclosure of information that enables users of an entity’s financial statements to understand how the currency not being exchangeable into the other currency affects, or is expected to affect, the entity’s financial performance, financial position and cash flows.

This amendment did not have an impact on the Group’s financial statements.

New and amended standards and interpretations that are issued but not yet effective are being assessed by the Group to determine the impact on the consolidated financial statements.

Amendments to the Classification and Measurement of Financial Instruments—Amendments to IFRS 9 and IFRS 7

On 30 May 2024, the IASB issued Amendments to IFRS 9 and IFRS 7, Amendments to the Classification and Measurement of Financial Instruments (the Amendments). The Amendments include:

•	Clarifications of the requirements for recognition and derecognition of financial assets and liabilities
•	A clarification that a financial liability is derecognised on the ‘settlement date’ and introduce an accounting policy choice (if specific conditions are met) to derecognise financial liabilities settled using an electronic payment system before the settlement date
•	Additional guidance on how the contractual cash flows for financial assets with environmental, social and corporate governance (ESG) and similar features should be assessed ▪ Clarifications on what constitute ‘non-recourse features’ and what are the characteristics of contractually linked instruments
•	The introduction of disclosures for financial instruments with contingent features and additional disclosure requirements for equity instruments classified at fair value through other comprehensive income (OCI).

The Amendments are effective for annual periods starting on or after 1 January 2026.

With respect to the amendments on the derecognition of financial liabilities that are settled through an electronic payment system, the Group has performed an assessment of all material electronic payment systems used in the various jurisdictions it operates.

The electronic settlement systems used by the Group result in real-time settlement.

The Group has determined that it will not apply the accounting policy option to derecognize financial liabilities prior to the settlement date. In addition, the Group has also reviewed its other payment systems (such as checks, credit cards, and debit cards) and concluded that the recognition and derecognition policies are already in compliance with the amendments.

Based on the assessments performed, the amendments in these areas are not expected to have a material impact on the financial statements.

Contracts Referencing Nature-dependent Electricity – Amendments to IFRS 9 and IFRS 7

In December 2024, the IASB issued Amendments to IFRS 9 and IFRS 7 Contracts Referencing Nature dependent Electricity.

The amendments apply only to contracts that reference nature-dependent electricity. The amendments:

Clarify the application of the ‘own-use’ requirements for in-scope contracts

•	Amend the designation requirements for a hedged item in a cash flow hedging relationship for in-scope contracts
•	Add new disclosure requirements to enable investors to understand the effect of these contracts on a company’s financial performance and cash flows

The amendments will take effect for annual reporting periods starting on or after 1 January 2026. Early adoption is allowed, but it must be disclosed. The amendments concerning the own-use exception are to be applied retrospectively, while the hedge accounting amendments should be applied prospectively to new hedging relationships designated from the initial application date. Additionally, the IFRS 7 disclosure amendments must be implemented alongside the IFRS 9 amendments. If an entity does not restate comparative information, it cannot present comparative disclosures. The Group expects that the amendments will have no impact on its financial statements.

IFRS 18 Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements, which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new.

There are specific presentation requirements and options for entities, such as Group, that have specified main business activities (either providing finance to customers or investing in specific type of assets, or both).

The standard requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and it also includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements and the notes. In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards.

The Group is currently working to identify the impacts the standard will have on the primary financial statements and notes to the financial statements. The Group considers its main business activities to include the provision of financing to customers and investing in financial assets. In accordance with IFRS 18, some of the income and expenses related to those activities are classified in the operating category, as an exception to the general requirements that would otherwise have resulted in their classification in the investing or financing categories.

The Group is currently assessing the potential impacts of IFRS 18 – Presentation and Disclosure in Financial Statements on its financial statements and related disclosures. At this stage, the assessment is ongoing and the Group has not yet concluded on the extent of the effects that the new standard may have on the presentation of its financial statements, including the statement of profit or loss and the statement of cash flows. The Group will apply IFRS 18 from its effective date and will update its accounting policies and disclosures as necessary once the evaluation has been completed.